Results for the Year - Geographical Areas (Details) kr in Millions	12 Months Ended
	Dec. 31, 2022 DKK (kr) item	Dec. 31, 2021 DKK (kr)	Dec. 31, 2020 DKK (kr)
Disclosure of geographical areas [line items]
Revenue	kr 14,595	kr 8,482	kr 10,111
Non-current assets	kr 1,516	1,256	1,094
Number of business unit | item	1
DENMARK
Disclosure of geographical areas [line items]
Revenue	kr 14,595	8,482	10,111
Non-current assets	211	269	344
NETHERLANDS
Disclosure of geographical areas [line items]
Non-current assets	793	422	380
UNITED STATES
Disclosure of geographical areas [line items]
Non-current assets	442	470	kr 370
JAPAN
Disclosure of geographical areas [line items]
Non-current assets	kr 70	kr 95